Share based payments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payment (credit)/expense by award type
The following table represents the share-based payment expense/(credit) by award type for the three and six months ended June 30, 2024 and 2023:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Share options	1,622	4,495	1,546	8,587
Performance share options	277	441	(3,719)	1,311
PSUs	36	184	235	329
RSUs	269	1,157	634	2,455
Clawback shares	113	559	224	1,112
	2,317	6,836	(1,080)	13,794

Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number and weighted average exercise prices of share options	Information with respect to share options for the six months ending June 30, 2024 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2024	9,457,972	£0.08
Granted	2,281,670	£0.00
Exercised	(1,167,399)	£0.02
Forfeited	(1,729,312)	£0.07
Options held as at June 30, 2024	8,842,931	£0.07

Exercisable as at June 30, 2024	4,166,771	£0.13

Schedule of the fair value of the share options as at the grant date
A Black-Scholes model has been used to calculate the fair value of the share options as at the grant date, with the following weighted average values for the six months ended June 30, 2024:

Exercise price	£0.0005
Expected life	6.0 years
Expected volatility	90.1%
Risk-free rate	3.83%
Expected dividend rate	—
Fair value	£3.74

Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of the fair value of the share options as at the grant date
A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the six months ended June 30, 2024:

Exercise price	£0.0005
Expected life	3.0 years
Expected volatility	87.6%
Risk-free rate	4.78%
Expected dividend rate	—
Fair value	£3.28

Schedule of number and weighted average exercise prices of other equity instruments	Information with respect to performance share options for the six months ending June 30, 2024 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2024	1,949,690	£0.00
Granted	726,233	£0.00
Forfeited	(1,525,129)	£0.00
Options held as at June 30, 2024	1,150,794	£0.00

Exercisable as at June 30, 2024	—	£0.00

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number and weighted average exercise prices of other equity instruments	Information with respect to performance share units for the six months ending June 30, 2024 is as follows:
21.Share based payments (continued)

Number of PSUs
PSUs held as at January 1, 2024	488,833
Granted	427,539
PSUs held as at June 30, 2024	916,372

RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number and weighted average exercise prices of other equity instruments	Information with respect to restricted share units for the six months ending June 30, 2024 is as follows:

Number of RSUs
RSUs held as at January 1, 2024	1,019,186
Granted	615,954
Exercised	(282,261)
Forfeited	(212,444)
RSUs held as at June 30, 2024	1,140,435